SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liability measured at fair value on a recurring basis
Conversion feature derivative liability
Balance at January 1, 2012	$6,295,400
Change in fair value included in earnings	1,454,889
Reclassification of derivative liability to equity	(7,750,289)
Balance at December 31, 2012	$—

Investment measured at fair value on a recurring basis
Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$—	$—	$—